Asset Acquisitions - Schedule of Assets and Liabilities Acquired (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ 5,006,235
Percentage of Identifiable Non-Monetary Assets Acquired	100.00%
Allocated Costs	$ 5,743,765
Allocated Carrying Amount	10,750,000
Cash [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ 1,872
Percentage of Identifiable Non-Monetary Assets Acquired
Allocated Costs
Allocated Carrying Amount	1,872
Prepayments [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ 110
Percentage of Identifiable Non-Monetary Assets Acquired	0.002%
Allocated Costs	$ 115
Allocated Carrying Amount	225
Contractual Right To Acquire Copyrights And Patents [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ 3,923,425
Percentage of Identifiable Non-Monetary Assets Acquired	62.221%
Allocated Costs	$ 3,573,828
Allocated Carrying Amount	7,497,253
Contractual Right to Acquire Trademarks [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ 2,382,083
Percentage of Identifiable Non-Monetary Assets Acquired	37.777%
Allocated Costs	$ 2,169,822
Allocated Carrying Amount	4,551,905
Accounts payables [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ (1,290,640)
Percentage of Identifiable Non-Monetary Assets Acquired
Allocated Costs
Allocated Carrying Amount	(1,290,640)
Accruals [Member]
Schedule of Assets and Liabilities Acquired [Line Items]
Fair value	$ (10,615)
Percentage of Identifiable Non-Monetary Assets Acquired
Allocated Costs
Allocated Carrying Amount	$ (10,615)